Annual Total Returns - Class A	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	7.43%	6.47%	(14.91%)	6.93%	9.56%	12.51%	(7.63%)	14.70%	6.73%	(0.92%)
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance Equity Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	14.68%	14.34%	(14.95%)	17.22%	16.20%	25.35%	(11.95%)	20.70%	9.70%	(0.74%)
Eaton Vance China Equity Fund - Classes A, C and I | Eaton Vance China Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	9.29%	(17.32%)	(22.70%)	(9.64%)	25.14%	23.24%	(9.97%)	49.38%	1.73%	(5.01%)
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund
Prospectus [Line Items]
Annual Return [Percent]	3.52%	5.66%	(9.43%)	22.06%	13.03%	25.99%	5.98%	16.24%	(14.89%)	8.39%